PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 12,814
Ending balance	23,013	$ 12,814
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,808
Ending balance	4,959	4,808
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,551
Ending balance	8,206	2,551
Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,011
Ending balance	8,805	5,011
Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	444
Ending balance	1,043	444
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,630	8,757
Additions, net of disposals	1,016	662
Non-cash (disposals) additions	(274)	(17)
Change in Accounting Policies	1,207
Acquisitions through business combinations	8,710	2,945
Assets reclassified as held for sale	(458)
Net foreign currency exchange differences	213	(717)
Ending balance	22,044	11,630
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,020	3,471
Additions, net of disposals	467	441
Non-cash (disposals) additions	(2)	(19)
Change in Accounting Policies	21
Acquisitions through business combinations	0	394
Assets reclassified as held for sale	(458)
Net foreign currency exchange differences	135	(267)
Ending balance	4,183	4,020
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,485	2,657
Additions, net of disposals	122	77
Non-cash (disposals) additions	49	(4)
Change in Accounting Policies	356
Acquisitions through business combinations	5,283	0
Assets reclassified as held for sale	0
Net foreign currency exchange differences	4	(245)
Ending balance	8,299	2,485
Gross Carrying Amount: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,681	2,629
Additions, net of disposals	419	140
Non-cash (disposals) additions	(270)	6
Change in Accounting Policies	197
Acquisitions through business combinations	3,332	2,111
Assets reclassified as held for sale	0
Net foreign currency exchange differences	72	(205)
Ending balance	8,431	4,681
Gross Carrying Amount: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	444	0
Additions, net of disposals	8	4
Non-cash (disposals) additions	(51)	0
Change in Accounting Policies	633
Acquisitions through business combinations	95	440
Assets reclassified as held for sale	0
Net foreign currency exchange differences	2	0
Ending balance	1,131	444
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,849)	(1,580)
Non-cash (disposals) additions	26	(3)
Depreciation expense	(764)	(430)
Disposals	5	37
Assets reclassified as held for sale	194
Net foreign currency exchange differences	(29)	127
Ending balance	(2,417)	(1,849)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(613)	(510)
Non-cash (disposals) additions	3	(2)
Depreciation expense	(171)	(149)
Disposals	7	7
Assets reclassified as held for sale	194
Net foreign currency exchange differences	(14)	41
Ending balance	(594)	(613)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(744)	(687)
Non-cash (disposals) additions	(27)	0
Depreciation expense	(178)	(147)
Disposals	2	22
Assets reclassified as held for sale	0
Net foreign currency exchange differences	(3)	68
Ending balance	(950)	(744)
Accumulated depreciation: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(492)	(383)
Non-cash (disposals) additions	50	(1)
Depreciation expense	(328)	(134)
Disposals	(4)	8
Assets reclassified as held for sale	0
Net foreign currency exchange differences	(11)	18
Ending balance	(785)	(492)
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Non-cash (disposals) additions	0	0
Depreciation expense	(87)	0
Disposals	0	0
Assets reclassified as held for sale	0
Net foreign currency exchange differences	(1)	0
Ending balance	(88)	0
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,033	2,760
Assets reclassified as held for sale	(416)
Fair value adjustments	719	462
Net foreign currency exchange differences	62	(189)
Ending balance	3,386	3,033
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,401	1,258
Assets reclassified as held for sale	(416)
Fair value adjustments	347	220
Net foreign currency exchange differences	38	(77)
Ending balance	1,370	1,401
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	810	873
Assets reclassified as held for sale	0
Fair value adjustments	45	18
Net foreign currency exchange differences	2	(81)
Ending balance	857	810
Accumulated fair value adjustments: | Energy
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	822	629
Assets reclassified as held for sale	0
Fair value adjustments	327	224
Net foreign currency exchange differences	22	(31)
Ending balance	1,159	822
Accumulated fair value adjustments: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Assets reclassified as held for sale	0
Fair value adjustments	0	0
Net foreign currency exchange differences	0	0
Ending balance	$ 0	$ 0